SHARE CAPITAL - General (Details)	12 Months Ended
	Dec. 31, 2019 Vote shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Common shares
SHARE CAPITAL
Voting rights for each share | Vote	1
Shares issued	8,706,779	2,801,720	102,916	78,683
Preferred shares
SHARE CAPITAL
Voting rights for each share | Vote	0
Shares issued	0
Shares outstanding	0